Other Non-current Assets - Summary of Other Non-current Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Miscellaneous non-current assets [abstract]
Deposits relating to aircraft held under operating leases	¥ 217	¥ 285
Deferred pilot recruitment costs	1,288	1,182
Rebate receivables on aircraft acquisitions	65	83
Rental prepayment		426
Prepayment for acquisition of property, plant and equipment	681	299
Other long term assets	676	694
Other non-current assets	¥ 2,927	¥ 2,969